February 17, 2009

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C. 20549

RE:	PRELIMINARY PROXY STATEMENT FILING
	Sit Money Market Fund, Inc.	File Nos. 2-91313 and 811-04032

Ladies and Gentlemen:

On behalf of the above-referenced Fund, pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, I enclose for filing via EDGAR, Preliminary Proxy materials.

Please direct any questions or comments concerning the enclosed filings to my attention at 612-332-3223.

Sincerely,

/s/ Paul E. Rasmussen

Vice President

Enclosures

cc:	Board of Directors

Michael J. Radmer